UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
March 31, 2008
(Unaudited)

Number of
Shares			Value

	COMMON STOCKS	98.6%

	CONSUMER DISCRETIONARY	6.7%
8,500	Compagnie Financiere Richemont S.A.		$476,740
18,500	Honda Motor Co., Ltd.		528,015
14,000	Nissan Motor Co., Ltd.		115,730
13,500	Toyota Motor Corp.		673,104
10,000	Vivendi		390,742
30,000	The Yokohama Rubber Co., Ltd.		143,559
			2,327,890
	CONSUMER STAPLES	12.8%
15,000	British American Tobacco PLC		562,943
21,600	Heineken NV		1,254,581
34,000	Henkel KGaA		1,442,857
36,000	Unilever NV		1,208,885
			4,469,266
	ENERGY	18.0%
111,000	BP PLC		1,127,910
8,000	ENI SpA		272,809
25,000	Neste Oil OYJ		873,842
25,000	Saipem SpA		1,011,983
35,500	StatoilHydro ASA		1,063,820
8,000	Technip S.A.		623,040
17,500	Total S.A.		1,299,632
			6,273,036
	FINANCIALS	19.6%
23,790	Aegon NV		350,046
5,500	AXA S.A.		199,626
48,000	Banco Bilbao Vizcaya Argentaria S.A.		1,057,135
50,000	Bank of Ireland		743,594
120,000	Barclays PLC		1,078,850
5,500	BNP Paribas		554,767
17,500	Commerzbank AG		547,039
3,200	Credit Suisse Group		162,884
1,500	Deutsche Bank AG		169,795
34,000	Irish Life & Permanent PLC		664,530
105,000	Old Mutual PLC		230,268
125,000	UniCredit SpA		836,741
12,500	Westpac Banking Corp.		271,314
			6,866,589

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
March 31, 2008
(Unaudited)

Number of
Shares			Value

	HEALTH CARE	3.0%
12,500	Fresenius Medical Care AG & Co., KGaA		$628,542
8,500	Takeda Pharmaceutical Co., Ltd.		425,512
			1,054,054
	INDUSTRIALS	2.8%
8,500	Alfa Laval AB		516,422
22,500	Orkla ASA		284,986
1,500	Schneider Electric S.A.		194,092
			995,500
	INFORMATION TECHNOLOGY	7.7%
14,000	Canon, Inc.		644,663
14,500	Hoya Corp.		340,389
43,250	Nokia OYJ		1,368,355
5,500	Tokyo Electron, Ltd.		334,370
			2,687,777
	MATERIALS	7.1%
13,000	BHP Billiton Ltd.		425,449
13,000	JSR Corp.		294,091
10,000	Nitto Denko Corp.		422,352
7,000	Shin-Etsu Chemical Co., Ltd.		361,657
65,000	Sumitomo Chemical Co., Ltd.		416,031
8,000	Voestalpine AG		555,722
			2,475,302
	TELECOMMUNICATIONS	13.4%
41,000	France Telecom S.A.		1,378,728
235,000	Telecom Italia SpA		491,585
30,000	Telefonica S.A.		862,001
41,000	Telenor ASA		785,001
385,000	Vodafone Group PLC		1,153,006
			4,670,321
	UTILITIES	7.5%
6,400	E.ON AG		1,184,800
11,750	RWE AG		1,444,333
			2,629,133

	TOTAL COMMON STOCKS (Cost $33,586,927)		34,448,868

	TOTAL INVESTMENTS (Cost $33,586,927)	98.6%	34,448,868

	Other Assets Less Liabilities	1.4%	473,649

	NET ASSETS	100.0%	$34,922,517

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
March 31, 2008
(Unaudited)

Investments by Country
(As a Percentage of Long-Term Investments)

Australia	2.0%
Austria	1.6
Finland	6.5
France	13.5
Germany	15.7
Ireland	4.1
Italy	7.6
Japan	13.6
Netherlands	8.2
Norway	6.2
Spain	5.6
Sweden	1.5
Switzerland	1.9
United Kingdom	12.0
Total	100.0%

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
March 31, 2008
(Unaudited)

FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2008

	Contract Amount				Currency	Unrealized
Settlement Date	Pay		Receive		Value	Gain / (Loss)

April 1, 2008	33,256,041	JPY	$332,644	USD	$333,628	($984)
April 2, 2008	669,418	NOK	130,805	USD	131,456	(651)

Total						($1,635)

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008
(Unaudited)

Note 1. Federal Income Tax Information

At March 31, 2008, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes, were as follows:

Aggregate cost of investments	$33,586,927
Gross unrealized appreciation	3,532,234
Gross unrealized depreciation	(2,661,805)
Net unrealized appreciation on investments and foreign currency translations	$870,429

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 2. Financial Accounting Standards No. 157 - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under FAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

▪	Level 1 - quoted prices in active markets for identical securities
▪	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services.)
▪	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$34,448,868	-
Level 2 - Other Significant Observable Inputs	-	($1,635)
Level 3 - Significant Unobservable Inputs	-	-
Total	$34,448,868	($1,635)

* Other financial instruments include futures, forwards and swap contracts, which are valued at unrealized appreciation/depreciation on the investment.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By: /s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: May 27, 2008

By: /s/ Matthew H. Taylor
Matthew H. Taylor, Executive Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: May 27, 2008